                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-3568

                               -----------------

                             MANAGED ASSETS TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for
               Service)                               Copy to:
    ------------------------------      -------------------------------------
          Elizabeth M. Forget                  Robert N. Hickey, Esq.
          -------------------                 Sullivan & Worcester LLP
               President                         1666 K Street, N.W.
    260 Madison Avenue, 10th Floor             Washington, D.C. 20006
          New York, NY 10006

      Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                          PAR
SECURITY DESCRIPTION                                                     AMOUNT     VALUE
--------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 17.3%

AEROSPACE & DEFENSE -- 0.4%
Lockheed Martin Corp. 8.500%, due 12/01/29 (a)                         $  400,000 $  520,854
Northrop Grumman Corp.
   4.079%, due 11/16/06                                                   500,000    496,502
   7.125%, due 02/15/11                                                   100,000    106,595
                                                                                  ----------
                                                                                   1,123,951
                                                                                  ----------
ASSET-BACKED SECURITIES -- 1.6%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2,
  Class 1 A5 5.833%, due 04/25/32                                         500,000    501,040
PP&L Transition Bond LLC, Series 1999-1, Class A7 7.050%, due 06/25/09  3,983,458  4,037,054
                                                                                  ----------
                                                                                   4,538,094
                                                                                  ----------
AUTO MANUFACTURERS -- 0.2%
DaimlerChrysler North America Holding Corp. 7.300%, due 01/15/12 (b)      600,000    634,751
                                                                                  ----------
BANKS -- 1.3%
ABN AMRO Bank NV 4.800%, due 05/11/07 (a)                                 700,000    700,699
Bank of America Corp. 5.375%, due 06/15/14                                500,000    494,137
HSBC Bank USA 5.875%, due 11/01/34                                        300,000    290,316
Huntington National Bank 4.650%, due 06/30/09                             300,000    293,899
Rabobank Capital Fund Trust III 5.254%, due 12/31/16 (144A) (c)           200,000    189,398
RBS Capital Trust I 4.709%, due 12/29/49                                  300,000    278,217
Royal Bank of Scotland Group Plc 5.050%, due 01/08/15                     300,000    288,599
U.S. Bank North America 4.950%, due 10/30/14                              200,000    191,556
Wachovia Bank North America
   4.800%, due 11/01/14                                                   200,000    188,371
   5.070%, due 11/03/14 (a)                                               700,000    706,498
                                                                                  ----------
                                                                                   3,621,690
                                                                                  ----------
BEVERAGES -- 0.3%
Bottling Group LLC 4.625%, due 11/15/12                                   300,000    286,217
PepsiAmericas, Inc. 4.875%, due 01/15/15                                  600,000    571,024
                                                                                  ----------
                                                                                     857,241
                                                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6,
  Class AJ 4.870%, due 12/10/42                                         1,150,000  1,087,925
Commercial Mortgage Pass Through Certificates 5.167%, due 06/10/44      1,400,000  1,355,609
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class AJ 4.922%, due 01/15/42                           2,000,000  1,896,662
Series 2005-CB12 4.948%, due 09/12/37                                     950,000    903,313
Series 2005-LDP4, Class AM 4.999%, due 10/15/42                           430,000    410,424
                                                                                  ----------
                                                                                   5,653,933
                                                                                  ----------
ELECTRIC UTILITIES -- 1.1%
Dominion Resources, Inc., Series F 5.250%, due 08/01/33                   300,000    285,586
PSEG Energy Holdings LLC 8.500%, due 06/15/11                           2,000,000  2,165,000
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (c)                      700,000    674,330
                                                                                  ----------
                                                                                   3,124,916
                                                                                  ----------
FINANCIAL - DIVERSIFIED -- 3.5%
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08 (144A) (c)       400,000    404,516
American General Finance Corp. 3.875%, due 10/01/09                       800,000    762,067
Capital One Bank 5.000%, due 06/15/09                                     520,000    514,206
Capital One Financial Corp. 5.500%, due 06/01/15                          300,000    291,682
Caterpillar Financial Services 4.700%, due 03/15/12                       700,000    672,684
Countrywide Financial Corp., Series A 4.500%, due 06/15/10                500,000    479,414

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT     VALUE
------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED - CONTINUED
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11          $  580,000 $  539,444
Credit Suisse First Boston USA, Inc.
   3.875%, due 01/15/09                                                 500,000    481,549
   6.125%, due 11/15/11                                                 300,000    308,524
Ford Motor Credit Co.
   6.500%, due 01/25/07 (b)                                             400,000    398,546
   5.700%, due 01/15/10 (b)                                             100,000     88,815
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (c)                    300,000    286,045
Goldman Sachs Capital I, Capital Securities 6.345%, due 02/15/34 (b)    400,000    397,951
HSBC Finance Corp. 6.375%, due 10/15/11                               1,100,000  1,142,695
JP Morgan Chase & Co. 5.250%, due 05/01/15 (b)                          400,000    386,933
Lehman Brothers Holdings, Inc., Series G 4.800%, due 03/13/14           500,000    474,785
Merrill Lynch & Co., Inc., Series C
   4.125%, due 09/10/09                                                 300,000    288,393
   4.250%, due 02/08/10                                                 300,000    288,306
   5.000%, due 01/15/15 (b)                                             300,000    286,724
Morgan Stanley 5.050%, due 01/21/11                                     600,000    588,778
Principal Life Global Funding I 6.125%, due 10/15/33 (144A) (c)         600,000    610,437
                                                                                ----------
                                                                                 9,692,494
                                                                                ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
WellPoint, Inc. 6.800%, due 08/01/12                                    300,000    319,144
                                                                                ----------
INDUSTRIAL - DIVERSIFIED -- 0.4%
General Electric Co. 5.000%, due 02/01/13                             1,100,000  1,071,496
                                                                                ----------
INSURANCE -- 0.3%
Berkshire Hathaway Finance Corp.
   4.810%, due 05/16/08                                                 200,000    200,171
   4.750%, due 05/15/12                                                 400,000    386,446
GE Global Insurance Holding Corp. 7.000%, due 02/15/26                  100,000    109,765
                                                                                ----------
                                                                                   696,382
                                                                                ----------
MEDIA -- 2.1%
Comcast Cable Communications, Inc. 8.875%, due 05/01/17               2,000,000  2,379,964
COX Communications, Inc. 7.125%, due 10/01/12                           700,000    735,295
Liberty Media Corp. 6.410%, due 09/17/06 (a)                            352,000    353,880
Time Warner Cos, Inc. 7.625%, due 04/15/31 (b)                        2,000,000  2,185,042
                                                                                ----------
                                                                                 5,654,181
                                                                                ----------
OIL & GAS -- 0.8%
Anadarko Finance Co., Series B 6.750%, due 05/01/11                     300,000    316,442
Consolidated Natural Gas Co., Series A 5.000%, due 12/01/14             200,000    187,829
Cooper Cameron Corp. 2.650%, due 04/15/07                               200,000    193,450
Devon Financing Corp. ULC 7.875%, due 09/30/31 (b)                      400,000    484,378
Duke Capital LLC 4.331%, due 11/16/06                                   300,000    298,351
Kinder Morgan Energy Partners LP 5.125%, due 11/15/14                   200,000    189,833
Phelps Dodge Corp. 8.750%, due 06/01/11                                 300,000    339,389
Southern California Gas Co., Series II 4.375%, due 01/15/11             300,000    287,046
                                                                                ----------
                                                                                 2,296,718
                                                                                ----------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co. 5.300%, due 04/01/15                            200,000    187,801
                                                                                ----------
PHARMACEUTICALS -- 0.2%
Wyeth 6.500%, due 02/01/34                                              500,000    524,154
                                                                                ----------

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                            PAR
SECURITY DESCRIPTION                                                       AMOUNT      VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE -- 1.4%
AvalonBay Communities, Inc., (REIT) 4.950%, due 03/15/13                 $  100,000 $    95,559
Colonial Realty LP 4.750%, due 02/01/10                                     200,000     192,962
HRPT Properties Trust, (REIT) 6.250%, due 08/15/16                          200,000     201,934
iStar Financial, Inc., (REIT) 6.000%, due 12/15/10                          300,000     302,221
Kimco Realty Corp., (REIT) 4.880%, due 08/01/06                             100,000     100,029
Nationwide Health Properties, Inc., (REIT) 6.900%, due 10/01/37           2,400,000   2,469,998
Simon Property Group LP, (REIT)
   4.600%, due 06/15/10                                                     200,000     193,037
   5.100%, due 06/15/15                                                     200,000     189,518
                                                                                    -----------
                                                                                      3,745,258
                                                                                    -----------
RETAIL - MULTILINE -- 0.1%
CKE Restaurants, Inc. 4.000%, due 10/01/23 (b)                              100,000     204,125
                                                                                    -----------
SAVINGS & LOANS -- 0.1%
Washington Mutual Bank FA. 5.125%, due 01/15/15                             400,000     378,937
                                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.0%
Deutsche Telekom International Finance BV 8.250%, due 06/15/30              400,000     479,872
France Telecom S.A. 8.500%, due 03/01/31                                  1,000,000   1,252,770
SBC Communications, Inc. 6.450%, due 06/15/34                               300,000     296,241
Sprint Capital Corp. 8.375%, due 03/15/12                                   500,000     565,620
Telecom Italia Capital S.A. 4.000%, due 01/15/10                            300,000     282,271
                                                                                    -----------
                                                                                      2,876,774
                                                                                    -----------
TOBACCO -- 0.3%
Altria Group, Inc. 5.625%, due 11/04/08                                     700,000     702,897
                                                                                    -----------
Total Domestic Bonds & Debt Securities (Cost $46,550,111)                            47,904,937
                                                                                    -----------
U. S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 0.4%
Federal National Mortgage Assoc.
   6.000%, due 01/01/13-08/01/28                                            716,844     722,512
   6.500%, due 12/01/27                                                      21,359      21,903
   5.500%, due 08/01/28                                                     234,521     229,960
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                                      12,138      13,097
   9.500%, due 01/15/20                                                       6,954       7,670
                                                                                    -----------
Total U. S. Government Agency Mortgage Backed Securities (Cost $975,383)                995,142
                                                                                    -----------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 9.9%
Federal Home Loan Mortgage Corp. 4.875%, due 11/15/13                       500,000     490,550
U.S. Treasury Bonds 5.250%, due 11/15/28 - 02/15/29 (b)                   1,000,000   1,027,110
U.S. Treasury Notes
   4.000%, due 08/31/07 (b)                                               1,500,000   1,482,949
   5.625%, due 05/15/08 (b)                                               2,068,000   2,101,040
   3.250%, due 08/15/08 (b)                                               3,300,000   3,185,533
   3.625%, due 07/15/09 (b)                                               3,200,000   3,085,251
   4.125%, due 08/15/10 (b)                                               5,900,000   5,739,367
   4.250%, due 10/15/10-08/15/15 (b)                                      1,500,000   1,431,797
   4.125%, due 05/15/15                                                   3,200,000   3,024,877
   3.000%, due 02/15/08                                                   6,000,000   5,805,708
   4.500%, due 11/15/15 (b)                                                 200,000     194,141
                                                                                    -----------
Total U. S. Government & Agency Obligations (Cost $28,451,926)                       27,568,323
                                                                                    -----------

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT      VALUE
------------------------------------------------------------------------------------
FOREIGN BONDS & DEBT SECURITIES -- 0.2%

CANADA -- 0.2%
Canada Mortgage & Housing Corp. 3.375%, due 12/01/08
  (Cost -- $499,265)                                           $ 500,000 $   479,993
                                                                         -----------
CONVERTIBLE BONDS -- 5.6%

AEROSPACE & DEFENSE -- 0.4%
AAR Corp. 1.750%, due 02/01/26 (144A) (c)                        200,000     228,500
Armor Holdings, Inc. 2.000%, due 11/01/24 (d)                    170,000     206,975
L-3 Communications Corp.
   3.000%, due 08/01/35 (144A)(c)                                300,000     309,750
   3.000%, due 08/01/35                                           50,000      51,625
Lockheed Martin Corp. 4.499%, due 08/15/33                       275,000     319,578
                                                                         -----------
                                                                           1,116,428
                                                                         -----------
AIRLINES -- 0.1%
Continental Airlines, Inc. 4.500%, due 02/01/07                  125,000     123,906
Frontier Airlines, Inc. 5.000%, due 12/15/25                     200,000     195,000
                                                                         -----------
                                                                             318,906
                                                                         -----------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc. 0.000%, due 03/01/32 (144A) (c)(e)                   775,000     586,094
InterMune, Inc. 0.250%, due 03/01/11                             200,000     190,750
Invitrogen Corp. 1.500%, due 02/15/24                            350,000     306,250
                                                                         -----------
                                                                           1,083,094
                                                                         -----------
BUILDING MATERIALS -- 0.2%
Masco Corp., Series B 2.109%, due 07/20/31 (e)                   875,000     406,875
NCI Building Systems, Inc. 2.125%, due 11/15/24                  165,000     259,050
                                                                         -----------
                                                                             665,925
                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Euronet Worldwide, Inc. 3.500%, due 10/15/25 (b)                 225,000     266,063
                                                                         -----------
COMPUTERS & PERIPHERALS -- 0.2%
Electronics For Imaging, Inc. 1.500%, due 06/01/23               175,000     203,000
Mentor Graphics Corp. 6.250%, due 03/01/26 (144A) (c)            145,000     146,812
Silicon Graphics, Inc. 6.500%, due 06/01/09                      125,000      99,688
                                                                         -----------
                                                                             449,500
                                                                         -----------
FINANCE - DIVERSIFIED -- 0.1%
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (e)               300,000     346,980
                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Cooper Cos., Inc. (The) 2.625%, due 07/01/23                     100,000     130,500
Fisher Scientific International, Inc. 3.250%, due 03/01/24 (b)   175,000     188,781
                                                                         -----------
                                                                             319,281
                                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
LifePoint Hospitals, Inc.
   3.250%, due 08/15/25                                          275,000     235,125
   3.250%, due 08/15/25 (144)(c)                                 375,000     320,625
Omnicare, Inc. 3.250%, due 12/15/35                              200,000     192,750
Pacificare Health Systems, Inc. 3.000%, due 10/15/32             125,000     493,750
                                                                         -----------
                                                                           1,242,250
                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Host Marriott LP 3.250%, due 04/15/24 (144A) (c)                 150,000     194,063
                                                                         -----------

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                             PAR
SECURITY DESCRIPTION                                        AMOUNT      VALUE
--------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED -- 0.4%
3M Co. 0.000%, due 11/21/32 (b)(e)                         $ 225,000 $   199,125
Actuant Corp. 2.000%, due 11/15/23                           275,000     441,031
Danaher Corp. 1.416%, due 01/22/21 (e)                       325,000     302,656
Roper Industries, Inc. 1.481%, due 01/15/34                  500,000     319,375
                                                                     -----------
                                                                       1,262,187
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
Carnival Corp. 1.132%, due 04/29/33 (b)                      150,000     105,750
                                                                     -----------
MEDIA -- 0.2%
Charter Communications, Inc. 5.875%, due 11/16/09            350,000     244,125
Liberty Media Corp. 4.000%, due 11/15/29 (b)                 325,000     199,875
                                                                     -----------
                                                                         444,000
                                                                     -----------
OIL & GAS -- 0.3%
Halliburton Co. 3.125%, due 07/15/23                         150,000     297,188
Pride International, Inc. 3.250%, due 05/01/33               325,000     433,875
                                                                     -----------
                                                                         731,063
                                                                     -----------
PHARMACEUTICALS -- 0.7%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12            75,000      94,594
BioMarin Pharmaceutical, Inc.
   3.500%, due 06/15/08 (b)                                  275,000     292,875
   2.500%, due 03/29/13                                       25,000      26,250
CV Therapeutics, Inc. 2.750%, due 05/16/12                   150,000     207,000
Enzon Pharmaceuticals, Inc. 4.500%, due 07/01/08             225,000     210,656
Nektar Therapeutics 3.250%, due 09/28/12 (144A) (c)          175,000     203,219
NPS Pharmaceuticals, Inc. 3.000%, due 06/15/08               325,000     286,812
Oscient Pharmaceutical Corp. 3.500%, due 04/15/11            250,000     192,500
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24    300,000     363,375
                                                                     -----------
                                                                       1,877,281
                                                                     -----------
RETAIL - MULTILINE -- 0.5%
Best Buy Co., Inc.
   2.250%, due 01/15/22 (b)                                  125,000     158,281
   2.250%, due 01/15/22 (144A)(c)                             25,000      31,656
CBRL Group, Inc. 0.000%, due 04/03/32 (b)(e)                 600,000     300,750
Men's Wearhouse, Inc. 3.125%, due 10/15/23                   300,000     398,625
Pier 1 Imports, Inc. 6.375%, due 02/15/36 (144A) (b)(c)(d)   200,000     216,250
WESCO International, Inc. 2.625%, due 10/15/25 (144A) (c)    100,000     173,875
                                                                     -----------
                                                                       1,279,437
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.1%
Amkor Technology, Inc. 5.000%, due 03/15/07 (b)              200,000     196,250
                                                                     -----------
SOFTWARE -- 0.5%
Mentor Graphics Corp. 6.360%, due 08/06/23 (a)               175,000     171,063
Open Solutions, Inc. 1.467%, due 02/02/35                    475,000     282,625
Openwave Systems Inc. 2.750%, due 09/09/08                   175,000     225,750
RealNetworks, Inc. 0.898%, due 07/01/10 (e)                  175,000     178,062
SafeNet, Inc. 2.500%, due 12/15/10 (144A) (c)                325,000     298,594
SINA Corp. 0.000%, due 07/15/23 (e)                          225,000     273,375
                                                                     -----------
                                                                       1,429,469
                                                                     -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.8%
ADC Telecommunications, Inc. 5.045%, due 06/15/13 (a)        450,000     498,937
Amdocs, Ltd. 0.500%, due 03/15/24 (b)                        200,000     199,250

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                            SHARES/PAR
SECURITY DESCRIPTION                                          AMOUNT      VALUE
-----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
Ciena Corp. 3.750%, due 02/01/08                            $ 300,000  $    285,000
Dobson Communications Corp. 1.500%, due 10/01/25 (144A) (c)   200,000       197,750
Juniper Networks, Inc. 0.000%, due 06/15/08 (e)               250,000       270,000
NII Holdings, Inc. 2.750%, due 08/15/25 (144A) (c)            300,000       400,125
RF Micro Devices, Inc. 1.500%, due 07/01/10                   175,000       217,219
Time Warner Telecom, Inc. 2.375%, due 04/01/26                125,000       143,906
                                                                       ------------
                                                                          2,212,187
                                                                       ------------
Total Convertible Bonds (Cost $14,614,924)                               15,540,114
                                                                       ------------
COMMON STOCKS -- 64.0%

AEROSPACE & DEFENSE -- 2.6%
Boeing Co. (The)                                               14,366     1,119,542
General Dynamics Corp.                                         14,376       919,776
Honeywell International, Inc.                                  13,410       573,546
Lockheed Martin Corp.                                           9,950       747,544
Northrop Grumman Corp.                                         13,073       892,755
Raytheon Co.                                                   45,300     2,076,552
United Technologies Corp.                                      16,136       935,404
                                                                       ------------
                                                                          7,265,119
                                                                       ------------
AIR FREIGHT & LOGISTICS -- 1.0%
FedEx Corp.                                                     6,500       734,110
Ryder System, Inc.                                             36,800     1,647,904
United Parcel Service, Inc. - Class B                           4,720       374,674
                                                                       ------------
                                                                          2,756,688
                                                                       ------------
AUTOMOTIVE -- 0.2%
Oshkosh Truck Corp.                                             8,760       545,222
                                                                       ------------
BANKS -- 2.3%
Bank of America Corp.                                          33,426     1,522,220
Bank of New York Co., Inc. (The)                                5,670       204,347
Comerica, Inc.                                                 10,732       622,134
Commerce Bancorp, Inc. (b)                                      9,700       355,505
PNC Financial Services Group, Inc.                              6,728       452,862
SunTrust Banks, Inc.                                            2,678       194,851
U.S. Bancorp                                                   13,026       397,293
Wachovia Corp.                                                 16,743       938,445
Wells Fargo & Co.                                              27,175     1,735,667
                                                                       ------------
                                                                          6,423,324
                                                                       ------------
BEVERAGES -- 0.9%
Coca-Cola Co.                                                  16,965       710,324
Pepsi Bottling Group, Inc. (The)                                5,300       161,067
PepsiCo, Inc.                                                  26,082     1,507,279
                                                                       ------------
                                                                          2,378,670
                                                                       ------------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc. *                                                   8,922       649,075
Gilead Sciences, Inc. *                                         3,377       210,117
Invitrogen Corp. *                                              8,900       624,157
Millipore Corp. *                                              15,600     1,139,736
                                                                       ------------
                                                                          2,623,085
                                                                       ------------
CHEMICALS -- 0.6%
Dow Chemical Co.                                               18,551       753,170
E.I. du Pont de Nemours & Co.                                   6,623       279,557
Eastman Chemical Co.                                            8,500       435,030

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES     VALUE
----------------------------------------------------------------------------
CHEMICALS - CONTINUED
Monsanto Co.                                               2,004 $   169,839
                                                                 -----------
                                                                   1,637,596
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Fair Isaac Corp.                                          33,400   1,323,308
Herman Miller, Inc.                                       11,174     362,149
Manpower, Inc.                                             5,400     308,772
                                                                 -----------
                                                                   1,994,229
                                                                 -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.1%
Cisco Systems, Inc. *                                     87,192   1,889,451
Motorola, Inc.                                            55,775   1,277,805
                                                                 -----------
                                                                   3,167,256
                                                                 -----------
COMPUTERS & PERIPHERALS -- 3.3%
Apple Computer, Inc. *                                    17,297   1,084,868
Dell, Inc. *                                              39,528   1,176,353
Hewlett-Packard Co.                                       60,309   1,984,166
International Business Machines Corp.                     34,723   2,863,606
NCR Corp. *                                               32,900   1,374,891
Seagate Technology *                                      29,100     766,203
                                                                 -----------
                                                                   9,250,087
                                                                 -----------
CONSTRUCTION MATERIALS -- 0.3%
Martin Marietta Materials, Inc.                            6,900     738,507
                                                                 -----------
CONTAINERS & PACKAGING -- 0.2%
Sealed Air Corp.                                           8,955     518,226
                                                                 -----------
ELECTRIC UTILITIES -- 1.6%
American Electric Power Co., Inc.                         21,191     720,918
Edison International                                      15,790     650,232
Exelon Corp.                                               6,488     343,215
FirstEnergy Corp.                                         24,901   1,217,659
Public Service Enterprise Group, Inc.                     10,000     640,400
Southern Co.                                               5,365     175,811
TXU Corp.                                                 12,202     546,162
                                                                 -----------
                                                                   4,294,397
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Agere Systems, Inc. *                                     54,100     813,664
Jabil Circuit, Inc. *                                     24,966   1,070,043
Synopsys, Inc. *                                          20,600     460,410
Thomas & Betts Corp. *                                    14,626     751,484
                                                                 -----------
                                                                   3,095,601
                                                                 -----------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Baker Hughes, Inc.                                         7,851     537,008
Rowan Companies, Inc.                                      2,700     118,692
Schlumberger, Ltd.                                        11,005   1,392,903
                                                                 -----------
                                                                   2,048,603
                                                                 -----------
FINANCIAL - DIVERSIFIED -- 5.9%
AllianceBernstein Holding LP                               1,500      99,375
American Express Co.                                       8,907     468,063
Capital One Financial Corp.                               11,882     956,739
Citigroup, Inc.                                           73,200   3,457,236
Countrywide Financial Corp.                                6,900     253,230
Fannie Mae                                                 6,934     356,408
Federated Investors, Inc. - Class B                       18,000     702,900
Franklin Resources, Inc.                                   5,292     498,718
Freddie Mac                                                3,364     205,204

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES     VALUE
-----------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED - CONTINUED
Goldman Sachs Group, Inc. (The)                           11,198 $  1,757,638
JPMorgan Chase & Co.                                      63,516    2,644,806
Lehman Brothers Holdings, Inc.                             8,278    1,196,419
Merrill Lynch & Co., Inc.                                 16,437    1,294,578
Morgan Stanley                                            21,964    1,379,778
Prudential Financial, Inc.                                15,737    1,193,022
                                                                 ------------
                                                                   16,464,114
                                                                 ------------
FOOD & DRUG RETAILING -- 0.4%
Safeway, Inc.                                             30,700      771,184
Walgreen Co.                                               7,296      314,677
                                                                 ------------
                                                                    1,085,861
                                                                 ------------
FOOD PRODUCTS -- 0.1%
Hormel Foods Corp.                                         5,643      190,733
                                                                 ------------
FOOD RETAILERS -- 0.2%
Kroger Co. (The) *                                        28,100      572,116
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Applera Corp.                                             45,600    1,237,584
Cardinal Health, Inc.                                      2,714      202,247
Johnson & Johnson                                         35,525    2,103,791
Kinetic Concepts, Inc. *                                   1,100       45,287
Medtronic, Inc.                                           19,145      971,609
                                                                 ------------
                                                                    4,560,518
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc.                                               16,704      820,834
HCA, Inc.                                                 13,200      604,428
Humana, Inc. *                                            16,326      859,564
UnitedHealth Group, Inc.                                  30,208    1,687,419
WellPoint, Inc. *                                         13,618    1,054,442
                                                                 ------------
                                                                    5,026,687
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Darden Restaurants, Inc.                                  24,757    1,015,780
Hilton Hotels Corp.                                      150,000      182,812
Marriott International, Inc. - Class A                    12,025      824,915
McDonald's Corp.                                          13,552      465,647
                                                                 ------------
                                                                    2,489,154
                                                                 ------------
HOUSEHOLD DURABLES -- 0.1%
KB HOME                                                    4,792      311,384
                                                                 ------------
HOUSEHOLD PRODUCTS -- 0.6%
Colgate-Palmolive Co.                                      3,785      216,124
Kimberly-Clark Corp.                                       3,364      194,439
Procter & Gamble Co. (The)                                23,469    1,352,284
                                                                 ------------
                                                                    1,762,847
                                                                 ------------
INDUSTRIAL - DIVERSIFIED -- 1.3%
3M Co.                                                     5,500      416,295
General Electric Co.                                      77,580    2,698,232
Tyco International, Ltd.                                  14,463      388,766
                                                                 ------------
                                                                    3,503,293
                                                                 ------------
INSURANCE -- 3.6%
AFLAC, Inc.                                               10,769      486,005
Allstate Corp. (The)                                       4,659      242,780
American International Group, Inc.                        28,785    1,902,401
Aon Corp.                                                 13,500      560,385
Assurant, Inc.                                            16,200      797,850

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES     VALUE
-----------------------------------------------------------------------
INSURANCE - CONTINUED
Chubb Corp. (The)                                    17,415 $ 1,662,088
CIGNA Corp.                                           8,362   1,092,244
Fidelity National Financial, Inc.                     3,500     124,355
Hartford Financial Services Group, Inc. (The)         3,915     315,353
Lincoln National Corp.                                3,117     170,157
Loews Corp.                                          16,000   1,619,200
Principal Financial Group, Inc.                       9,910     483,608
Sun Life Financial, Inc.                             11,800     502,208
                                                            -----------
                                                              9,958,634
                                                            -----------
INTERNET & CATALOG RETAIL -- 0.3%
eBay, Inc. *                                         18,072     705,892
                                                            -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
CheckFree Corp. *                                     7,100     358,550
Sohu.com, Inc. *(b)                                   5,100     136,119
Yahoo!, Inc. *                                       20,955     676,008
                                                            -----------
                                                              1,170,677
                                                            -----------
IT CONSULTING & SERVICES -- 0.3%
Accenture, Ltd. - Class A                            20,900     628,463
Affiliated Computer Services, Inc. - Class A *        3,200     190,912
Computer Sciences Corp. *                             2,400     133,320
                                                            -----------
                                                                952,695
                                                            -----------
MACHINERY -- 0.4%
Ingersoll-Rand Co., - Class A                        19,516     815,574
JLG Industries, Inc.                                  4,800     147,792
Parker Hannifin Corp.                                 3,300     266,013
                                                            -----------
                                                              1,229,379
                                                            -----------
MANUFACTURING -- 0.2%
Corning, Inc. *                                      18,437     496,140
                                                            -----------
MEDIA -- 1.0%
Comcast Corp. - Class A *                             9,766     255,478
News Corp. - Class A                                 39,975     663,985
Time Warner, Inc.                                    72,573   1,218,501
Viacom, Inc. - Class B *(c)                           5,164     200,363
Walt Disney Co. (The)                                13,756     383,655
                                                            -----------
                                                              2,721,982
                                                            -----------
METALS & MINING -- 1.3%
Alcan, Inc.                                          15,900     727,107
Cleveland-Cliffs, Inc. (b)                            3,400     296,208
Falconbridge Ltd.                                    15,200     532,760
Nucor Corp.                                          11,783   1,234,740
Phelps Dodge Corp.                                   11,126     895,977
                                                            -----------
                                                              3,686,792
                                                            -----------
OIL & GAS -- 8.7%
Anadarko Petroleum Corp.                              5,069     512,020
Apache Corp.                                          5,300     347,203
Burlington Resources, Inc.                           14,047   1,291,060
Chevron Corp.                                        47,564   2,757,285
ConocoPhillips                                       26,396   1,666,907
Devon Energy Corp.                                    9,803     599,649
EnCana Corp.                                          3,200     149,536
EOG Resources, Inc.                                   8,900     640,800
Exxon Mobil Corp.                                   133,365   8,116,594
Halliburton Co.                                      11,227     819,795
Marathon Oil Corp.                                   10,410     792,930

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES     VALUE
----------------------------------------------------------------------------
OIL & GAS - CONTINUED
MDU Resources Group, Inc. (b)                             18,400 $   615,480
Nabors Industries, Ltd. *                                 14,000   1,002,120
Occidental Petroleum Corp.                                12,047   1,116,155
Pride International, Inc. *                               20,500     639,190
Sunoco, Inc.                                               5,202     403,519
Talisman Energy, Inc.                                     23,300   1,239,094
Transocean, Inc. *                                         7,171     575,831
Valero Energy Corp.                                       12,420     742,468
                                                                 -----------
                                                                  24,027,636
                                                                 -----------
PHARMACEUTICALS -- 2.8%
Abbott Laboratories                                       17,582     746,708
Biovail Corp.                                             16,100     392,035
Bristol-Myers Squibb Co.                                  13,991     344,318
Eli Lilly & Co.                                            8,179     452,299
King Pharmaceuticals, Inc. *                              22,000     379,500
Merck & Co., Inc.                                         34,546   1,217,056
Mylan Laboratories, Inc.                                  17,200     402,480
Oscient Pharmaceuticals Corp. *(b)                        20,000      40,000
Pfizer, Inc.                                             116,843   2,911,728
Schering-Plough Corp.                                     22,947     435,763
Wyeth                                                      9,656     468,509
                                                                 -----------
                                                                   7,790,396
                                                                 -----------
REAL ESTATE -- 0.3%
Hospitality Properties Trust (REIT)                        7,600     331,892
Jones Lang LaSalle, Inc.                                   6,800     520,472
                                                                 -----------
                                                                     852,364
                                                                 -----------
RETAIL - MULTILINE -- 1.7%
Costco Wholesale Corp.                                     7,322     396,559
CVS Corp.                                                 21,786     650,748
J.C. Penney Co., Inc.                                     11,600     700,756
Target Corp.                                              19,464   1,012,323
Wal-Mart Stores, Inc.                                     38,095   1,799,608
                                                                 -----------
                                                                   4,559,994
                                                                 -----------
RETAIL - SPECIALTY -- 2.1%
Abercrombie & Fitch Co. - Class A                          5,822     339,423
American Eagle Outfitters, Inc. (b)                        9,019     269,307
Best Buy Co., Inc.                                         8,772     490,618
Family Dollar Stores, Inc.                                23,200     617,120
Home Depot, Inc. (The)                                    40,856   1,728,209
Lowe's Cos., Inc.                                         17,225   1,109,979
NIKE, Inc. - Class B                                       2,014     171,391
Nordstrom, Inc.                                           14,500     568,110
Staples, Inc.                                              6,100     155,672
SUPERVALU, Inc.                                           12,819     395,082
                                                                 -----------
                                                                   5,844,911
                                                                 -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe Corp.                        13,113   1,092,706
CSX Corp.                                                 12,041     720,052
                                                                 -----------
                                                                   1,812,758
                                                                 -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.6%
Advanced Micro Devices, Inc. *                            13,871     459,962
Atmel Corp. *                                             69,000     325,680
Avnet, Inc. *                                             37,300     946,674
Freescale Semiconductor, Inc. - Class B *                 55,900   1,552,343
Intel Corp.                                               64,317   1,244,534
Micron Technology, Inc. *                                  4,900      72,128

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                              SHARES     VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
National Semiconductor Corp.                                       24,100 $    670,944
QLogic Corp. *                                                     52,100    1,008,135
Texas Instruments, Inc.                                            31,984    1,038,521
                                                                          ------------
                                                                             7,318,921
                                                                          ------------
SOFTWARE -- 2.2%
BMC Software, Inc. *                                               30,900      669,294
EMC Corp. *                                                        50,937      694,271
Microsoft Corp.                                                   121,607    3,308,926
Oracle Corp. *                                                     79,366    1,086,521
Sybase, Inc. *                                                     17,521      370,044
                                                                          ------------
                                                                             6,129,056
                                                                          ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.9%
Andrew Corp. *                                                     56,300      691,364
AT&T, Inc.                                                         72,105    1,949,719
BellSouth Corp.                                                    25,199      873,145
Citizens Communications Co.                                        82,300    1,092,121
Sprint Nextel Corp.                                                48,458    1,252,155
Verizon Communications, Inc.                                       61,376    2,090,467
                                                                          ------------
                                                                             7,948,971
                                                                          ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
QUALCOMM, Inc.                                                     11,875      600,994
                                                                          ------------
TOBACCO -- 0.6%
Altria Group, Inc.                                                 23,172    1,641,968
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Genuine Parts Co.                                                  44,200    1,937,286
                                                                          ------------
TRANSPORTATION -- 0.4%
Laidlaw International, Inc.                                        41,200    1,120,640
                                                                          ------------
Total Common Stocks (Cost $152,512,759)                                    177,211,403
                                                                          ------------
CONVERTIBLE PREFERRED STOCKS -- 0.7%
BANKS -- 0.1%
Sovereign Capital Trust IV 4.375%, due 03/01/34                     6,500      296,563
Washington Mutual Capital Trust I 5.375%, due 05/03/41              3,000      162,060
Washington Mutual Capital Trust I 5.375%, due 05/03/41 (144A) (c)   2,300      124,407
                                                                          ------------
                                                                               583,030
                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
United Rentals Trust I 6.500%, due 08/01/28 (b)                     8,100      382,725
                                                                          ------------
ELECTRIC UTILITIES -- 0.1%
NRG Energy, Inc.                                                      175      220,281
                                                                          ------------
FINANCE - DIVERSIFIED -- 0.1%
Doral Financial Corp. 4.750%,                                       1,200      195,750
                                                                          ------------
MEDIA -- 0.1%
Interpublic Group of Cos, Inc. 5.250%, (144A) (c)                     280      262,500
                                                                          ------------
PHARMACEUTICALS -- 0.1%
Omnicare, Inc., Series B 4.000%, due 06/15/33                       2,600      188,123
                                                                          ------------
REAL ESTATE -- 0.1%
Simon Property Group, Inc. 6.000%,                                  3,100      213,776
                                                                          ------------
Total Convertible Preferred Stocks (Cost $2,005,881)                         2,046,185
                                                                          ------------

MANAGED ASSETS TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                                            PAR
SECURITY DESCRIPTION                                                                       AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 7.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 1.40% to be repurchased at $723,084 on 04/03/06 collateralized by $780,000 U.S. Treasury Bonds
  4.25% due 02/15/36 with a value of $738,075                                            $   723,000 $     723,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at $3,331,624 on 04/03/06 collateralized by $3,595,000 U.S. Treasury Bonds
  4.25% due 02/15/36 with a value of $3,401,769                                            3,331,000     3,331,000
State Street Navigator Securities Lending Prime Portfolio (f)                             15,486,483    15,486,483
                                                                                                     -------------
Total Short - Term Investments (Cost $19,540,483)                                                       19,540,483
                                                                                                     -------------
TOTAL INVESTMENTS -- 105.2% (Cost $265,150,732#)                                                       291,286,580
                                                                                                     -------------
Other Assets and Liabilities (net) -- (5.2)%                                                           (14,279,733)
                                                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                                                           $ 277,006,847
                                                                                                     =============

    Portfolio Footnotes
*   Non-income producing security
(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(b) All or portion of security out on loan.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 2.16% of net assets.
(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(e) Zero coupon bonds - Interest rate represents current yield to maturity.
(f) Represent investment of collateral received from securities lending transactions. As of March 31, 2006 the market value of securities on loan is $15,171,307

#   Aggregate cost for federal income tax purposes is substantially the same.
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $35,537,279 and $9,401,431 respectively, resulting in a net unrealized appreciation of $26,135,848.

For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

AIG - American International Guaranty
REIT - Real Estate Investment Trust

The following table summarizes the credit composition of the portfolio holdings of the Managed Asset Trust at March 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
                                                              PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                      (UNAUDITED)
------------------------------------------------------------------------
AAA/Government/Government Agency                                14.24%
AA                                                               3.12%
A                                                                3.18%
BBB                                                              6.54%
BB                                                               1.79%
B                                                                0.84%
Below B                                                          2.56%
Equities/Other                                                  67.73%
                                                              -------
Total:                                                         100.00%
                                                              =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED ASSETS TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: May 19, 2006